INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 12, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at July 1, 2018				$ 0
Equity in net losses of affiliate		$ (71)	$ 0	(71)	$ 0
Equity in net assets of affiliate at September 30, 2018		208,554		208,554
Hilli LLC
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at July 1, 2018		0
Net purchase price on July 12, 2018	$ 199,728
Dividend				(1,946)
Equity in net losses of affiliate				(71)
Fair value of debt guarantee (see note 11)		10,843
Equity in net assets of affiliate at September 30, 2018		$ 208,554		$ 208,554